Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Cash and cash equivalents		$ 4,008	$ 13,488
Restricted cash		280	280
Short term bank deposits		48,313	10,793
Trade receivable		377	153
Other assets – funds held in escrow		8,817	30,417
Prepaid expenses and other receivables		1,801	2,500
Total current assets		63,596	57,631
Non-Current Assets
Operating lease right-of-use assets		1,279	1,782
Property and equipment, net		1,207	1,374
Total non-current assets		2,486	3,156
Total assets		66,082	60,787
Current liabilities:
Trade payables		396	624
Operating lease liabilities		658	551
Employees and payroll accruals		2,578	3,283
Convertible bonds		9,339	30,614
Accrued expenses and other payables		2,184	1,334
Derivative Liabilities		57
Total current liabilities		15,212	36,406
Long term liabilities
Operating lease liabilities		1,428	1,457
Warrant liabilities		336	428
Total long-term liabilities		1,764	1,885
SHAREHOLDERS’ EQUITY:
Ordinary Shares	[1]
Capital & Premium		337,074	275,453
Accumulated Deficit		(287,968)	(252,957)
Total shareholders’ equity		49,106	22,496
Total liabilities and shareholders’ equity		$ 66,082	$ 60,787

[1]	Represents less than $1.